FINANCIAL RISK MANAGEMENT - Schedule of Financial Instruments by Type of Interest Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Borrowings	$ 1,324,848	$ 1,498,166
ABS Notes and Term Loan I | Fixed interest rate
Disclosure of financial liabilities [line items]
Borrowings	$ 1,158,221	$ 1,435,082
Interest Rate	5.67%	5.70%
Credit Facility
Disclosure of financial liabilities [line items]
Borrowings	$ 159,000	$ 56,000
Interest Rate	8.66%	7.42%
Credit Facility | Floating interest rate
Disclosure of financial liabilities [line items]
Borrowings	$ 159,000	$ 56,000
Interest Rate	8.66%	7.42%